                           UNITED STATES

                  SECURITIES AND EXCHANGE COMMISSION

                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:



Name:    Relational Investors LLC

Address: 11975 El Camino Real, Suite 300

         San Diego, CA 92130

13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jay N. Sitlani

Title:    Director of Operations

Phone:    858-704-3336

Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 05/13/03

Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   9

Form 13F Information Table Value Total:   $1,376,675

List of Other Included Managers:

NONE

                                                      FORM 13F INFORMATION TABLE

                                TITLE                VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER      VOTING AUTHORITY

    NAME OF ISSUER            OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN CALL DSCRETN   MANAGERS   SOLE   SHARED  NONE

--------------------         --------- ---------  --------  --------  --- ---- ------- ----------- ------ -------  ----

Waste Management, Inc.           COM    94106L109  $134,912  6,369,800 SH       SOLE             6,369,800

Mattel, Inc.                     COM    577081102  $144,796  6,435,380 SH       SOLE             6,435,380

ConAgra Foods, Inc.              COM    205887102  $178,463  8,887,600 SH       SOLE             8,887,600

Tyco International Ltd.          COM    902124106  $138,742 10,788,650 SH       SOLE            10,788,650

Prudential Financial, Inc.       COM    744320102  $178,285  6,095,200 SH       SOLE             6,095,200

Prudential Financial, Inc.       COM    744320102  $164,765  5,633,000 SH       OTHER                            5,633,000

National Semiconductor Corp.     COM    637640103  $221,946 13,025,000 SH       SOLE            13,025,000

Sovereign Bancorp, Inc.          COM    845905108  $102,627  7,409,900 SH       SOLE             7,409,900

Cigna Corporation                COM    125509109  $ 43,955    961,400 SH       SOLE               961,400

SPDR Trust Series 1              COM    78462F103  $ 68,184    804,630 SH       SOLE               804,630